Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.29%
New York–92.03%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$ 3,335	$ 3,183,588
Albany Capital Resource Corp. (College Saint Rose (The));
Series 2011 A, RB(a)(b)	5.38%	12/13/2021	500	500,795
Series 2011 A, RB(a)(b)	5.63%	12/13/2021	500	500,833
Series 2011 A, RB(a)(b)	5.88%	12/13/2021	1,000	1,001,743
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	200	236,643
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	232,014
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2024	570	623,743
Brookhaven (Town of), NY Industrial Development Agency (Dowling College Civic Facility); Series 2002, RB(c)(d)	6.75%	11/01/2032	8,755	88
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	215	255,213
Series 2020 B, RB	4.00%	11/01/2055	1,250	1,384,828
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	4,625,368
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2036	640	719,177
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	177,401
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB	5.00%	04/01/2022	185	187,035
Series 2013, Ref. RB	5.25%	04/01/2035	4,555	4,689,105
Series 2018, Ref. RB(e)	5.00%	10/01/2038	1,200	1,344,824
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	450	519,328
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2049	1,360	1,457,107
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	170	203,368
Series 2017, Ref. RB	5.00%	08/01/2036	290	345,915
Series 2017, Ref. RB	5.00%	08/01/2047	600	712,837
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(e)	5.63%	02/01/2039	190	207,742
Series 2019, RB(e)	5.75%	02/01/2049	230	250,064
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	744,221
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.25%	07/01/2023	485	485,587
Series 2013 A-1, RB	5.38%	07/01/2028	1,490	1,476,522
Series 2013 A-1, RB	5.75%	07/01/2033	790	791,830
Bushnell’s Basin Fire Association, Inc.; Series 2005 B, RB	5.75%	11/01/2030	210	209,990
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,395
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,458
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,440
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,428
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,491
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,486
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,482
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,551
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,556
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,626
Series 2007, GO Bonds	5.00%	12/15/2037	45	45,623
Series 2007, GO Bonds	5.00%	12/15/2038	50	50,686
Series 2007, GO Bonds	5.00%	12/15/2039	50	50,681
Series 2007, GO Bonds	5.00%	12/15/2040	55	55,743
Series 2007, GO Bonds	5.00%	12/15/2041	55	55,734
Series 2007, GO Bonds	5.00%	12/15/2042	60	60,786
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	$ 100	$ 108,296
Series 2014, RB	5.00%	05/01/2039	100	107,835
Deerfield (Town of), NY;
Series 2006, GO Bonds	5.50%	06/15/2022	15	15,300
Series 2006, GO Bonds	5.50%	06/15/2023	15	15,286
Series 2006, GO Bonds	5.50%	06/15/2024	15	15,281
Series 2006, GO Bonds	5.50%	06/15/2025	20	20,349
Series 2006, GO Bonds	5.60%	06/15/2026	20	20,325
Series 2006, GO Bonds	5.60%	06/15/2027	20	20,313
Series 2006, GO Bonds	5.60%	06/15/2028	20	20,299
Series 2006, GO Bonds	5.60%	06/15/2029	25	25,365
Series 2006, GO Bonds	5.60%	06/15/2030	25	25,360
Series 2006, GO Bonds	5.60%	06/15/2031	25	25,362
Series 2006, GO Bonds	5.60%	06/15/2032	25	25,364
Series 2006, GO Bonds	5.60%	06/15/2033	30	30,430
Series 2006, GO Bonds	5.60%	06/15/2034	30	30,432
Series 2006, GO Bonds	5.60%	06/15/2035	30	30,430
Series 2006, GO Bonds	5.60%	06/15/2036	35	35,502
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 B, RB	5.00%	07/01/2046	12,200	14,291,907
Series 2019 B, Ref. RB	4.00%	07/01/2044	120	138,856
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	300	345,037
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	160	194,916
Series 2017, Ref. RB	5.00%	07/01/2036	160	194,727
Series 2017, Ref. RB	5.00%	07/01/2037	235	285,858
Series 2017, Ref. RB	5.00%	07/01/2042	500	606,432
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	75,103
Series 2005 A, RB	5.00%	06/01/2038	5,000	5,007,039
Series 2005 D, RB(f)	0.00%	06/01/2055	74,000	8,005,668
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB (Acquired 10/21/2016; Cost $4,790,396)(f)(g)	0.00%	01/01/2045	18,750	7,584,711
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB (Acquired 06/26/2018; Cost $965,000)(e)(g)	5.50%	07/01/2044	965	1,069,415
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(d)(e)	5.88%	01/01/2052	5,000	3,750,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.80%	12/01/2044	1,640	1,940,508
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	328,139
Series 2014, RB	5.00%	07/01/2034	300	325,977
Series 2014, RB	5.00%	07/01/2039	250	270,582
Series 2014, RB	5.00%	07/01/2044	200	215,563
Series 2017, Ref. RB	5.00%	07/01/2029	100	119,010
Series 2017, Ref. RB	5.00%	07/01/2030	80	94,739
Series 2017, Ref. RB	5.00%	07/01/2031	75	88,525
Series 2017, Ref. RB	5.00%	07/01/2032	135	159,076
Series 2017, Ref. RB	5.00%	07/01/2035	135	158,425
Series 2017, Ref. RB	5.00%	07/01/2036	110	129,104
Series 2017, Ref. RB	5.00%	07/01/2038	80	93,594
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB(h)	5.00%	02/15/2045	5,000	5,911,412
Series 2017-XF0551, Revenue Ctfs.(h)	5.00%	02/15/2042	25,765	30,529,258
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	5,845	7,107,267
Huntington Local Development Corp.; Series 2016, RB(e)	6.50%	12/01/2046	2,190	2,207,193
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	$ 1,185	$ 1,320,054
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,970	3,295,612
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,250	1,478,756
Series 2016, Ref. RB	5.00%	09/01/2035	2,500	2,966,445
Series 2016, Ref. RB	5.00%	09/01/2041	1,680	1,981,465
Series 2017, RB	5.00%	09/01/2042	4,000	4,876,094
Series 2018, RB	5.00%	09/01/2034	5,000	6,313,768
Series 2018, RB	5.00%	09/01/2039	1,000	1,253,377
Series 2021 A, Ref. RB	4.00%	09/01/2038	2,900	3,520,855
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB	5.00%	11/15/2032	350	364,374
Series 2012 H, RB(a)(b)	5.00%	11/15/2022	215	224,966
Series 2012 H, RB	5.00%	11/15/2033	185	192,595
Series 2014 B, RB	5.25%	11/15/2039	900	988,423
Series 2014 B, RB	5.00%	11/15/2044	2,000	2,172,993
Series 2016 B, Ref. RB	5.00%	11/15/2035	2,000	2,333,953
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,000	8,157,444
Series 2016 C-1, RB	5.25%	11/15/2056	2,000	2,346,961
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	15,475	17,898,048
Series 2017 B-1, RB	5.25%	11/15/2057	10,000	12,166,363
Subseries 2017 A-1, RB	5.25%	11/15/2057	2,565	3,018,169
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2028	350	380,382
Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2029	500	542,479
Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2038	150	163,156
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,511,650
Series 2017, RB	5.00%	12/01/2036	1,400	1,634,164
Series 2017, RB	5.00%	12/01/2046	3,200	3,674,652
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	1,000	1,150,913
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	3,000	3,349,250
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	150	150,577
Series 2011, RB	6.00%	06/01/2034	250	250,997
Series 2014 A, RB	5.00%	06/01/2029	100	109,106
Series 2014 A, RB	5.50%	06/01/2034	180	199,031
Series 2014 A, RB	5.00%	06/01/2044	285	312,192
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	5,200	6,033,997
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	790	766,486
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	5,438,536
Series 2020 B, RB	5.38%	07/01/2025	345	345,366
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,000	1,002,473
Series 2016 A, RB	5.00%	11/15/2056	17,000	18,123,655
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2040	1,060	1,303,810
Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2045	1,490	1,816,767
Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2049	2,235	2,716,092
Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	1,000	1,000,848
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	3,132	3,057,355
Series 2021, Ref. RB(e)	9.00%	01/01/2041	1,540	1,543,577
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	290,623
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2031	2,000	2,042,372
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	$ 3,240	$ 3,335,447
Series 2006 D, RB(f)	0.00%	06/01/2060	60,000	4,752,660
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,962,682
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	394,342
Series 2015 A, Ref. RB	5.00%	07/01/2033	565	636,281
Series 2015 A, Ref. RB	5.00%	07/01/2034	450	506,331
Series 2015 A, Ref. RB	5.00%	07/01/2040	200	224,260
Series 2015 A, Ref. RB	5.00%	07/01/2045	225	250,943
New York & New Jersey (States of) Port Authority;
Series 2017, Ref. RB	5.00%	10/15/2047	6,000	7,205,800
Series 2019 217, RB	4.00%	11/01/2049	10,240	11,938,319
Series 2021, Ref. RB	4.00%	07/15/2046	5,900	7,032,199
Two Hundred Fifth Series 2017, Ref. RB(h)	5.25%	11/15/2057	11,300	13,970,683
New York (City of), NY;
Series 1993 F, GO Bonds	6.00%	05/15/2022	45	45,213
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,065
Series 2019 B-1, GO Bonds	4.00%	10/01/2040	2,600	3,053,966
Series 2019 B-1, GO Bonds	5.00%	10/01/2043	5,000	6,247,854
Series 2020 D-1, GO Bonds	5.00%	03/01/2038	1,400	1,786,620
Series 2020 FF, Ref. RB	4.00%	06/15/2041	950	1,129,762
Series 2020 GG-1, RB	4.00%	06/15/2050	1,500	1,756,149
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	1,500	1,761,563
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	2,250	2,862,957
Subeeries 2019 A-1, GO Bonds	4.00%	08/01/2044	5,000	5,805,339
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	95	91,796
Series 2005 E-2, RB	6.13%	11/01/2035	265	238,292
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	3,540	3,626,464
New York (City of), NY Industrial Development Agency (United Jewish Appeal); Series 2004, RB	5.00%	07/01/2034	4,600	4,617,401
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.84%) (INS - FGIC)(i)(j)	7.06%	03/01/2022	1,200	1,209,173
Series 2020, Ref. RB	4.00%	03/01/2045	1,300	1,477,607
Series 2020, Ref. RB (INS - AGM)(i)	4.00%	03/01/2045	800	925,094
New York (City of), NY Municipal Water Finance Authority;
Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	1,231,813
Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	11,878,395
Series 2021 CC-1, RB	4.00%	06/15/2051	12,000	14,254,074
New York (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	1,395	1,587,481
Series 2017 C, Ref. RB	5.00%	11/01/2030	920	1,122,873
Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,791,122
Series 2020 C-1, RB	4.00%	05/01/2036	300	361,738
Series 2020 C-1, RB	4.00%	05/01/2037	550	661,137
Series 2020 C-1, RB	4.00%	05/01/2038	600	719,899
Series 2020 C-1, RB	4.00%	05/01/2039	520	622,622
Series 2020 C-1, RB	4.00%	05/01/2040	8,535	10,193,622
Series 2020 C-1, RB	4.00%	05/01/2045	3,375	3,984,274
Series 2020 D, RB	4.00%	11/01/2042	10,000	11,884,600
Series 2020, RB	4.00%	05/01/2043	10,000	11,861,673
Series 2021 E-1, RB	4.00%	02/01/2043	1,000	1,185,396
Subseries 2019 S1B, RB	4.00%	07/15/2041	5,800	6,836,752
Subseries 2019 S1B, RB	4.00%	07/15/2042	5,620	6,609,725
Subseries 2021 S-1, Ref. RB	4.00%	07/15/2037	880	1,065,621
Subseries 2021 S-1, Ref. RB	3.00%	07/15/2038	675	737,694
Subseries 2021 S-1, Ref. RB	3.00%	07/15/2039	910	992,265
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	$ 290	$ 365,812
Series 2018 A, Ref. RB	5.00%	01/01/2034	300	376,970
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	498,189
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	372,857
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,268,575
New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB(a)(b)	5.00%	08/01/2023	1,000	1,079,138
New York (County of), NY Tobacco Trust V; Series 2005 S-3, RB(f)	0.00%	06/01/2055	84,200	8,820,784
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,085	2,766,924
New York (State of) Dormitory Authority;
Series 2015 A-1, Ref. RB(e)	4.80%	12/01/2023	1,040	1,041,734
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,000	1,182,474
Series 2019 A, RB	4.00%	07/01/2045	1,400	1,631,470
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(e)	5.35%	12/01/2035	5,985	5,993,565
Series 2015 B-1, Ref. RB(e)	6.18%	12/01/2031	1,790	1,789,973
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2012 A, RB(a)(b)	5.00%	07/01/2022	150	154,137
Series 2012 A, RB(a)(b)	5.00%	07/01/2022	70	71,931
Series 2012 A, RB(a)(b)	5.00%	07/01/2022	70	71,931
Series 2012 A, RB(a)(b)	5.00%	07/01/2022	150	154,137
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,273,132
Series 2012 B, RB	5.00%	07/01/2032	125	127,944
Series 2012 B, RB	4.75%	07/01/2039	300	305,552
New York (State of) Dormitory Authority (Cornell University) (Green Bonds); Series 2019, RB	5.00%	07/01/2035	2,255	3,278,399
New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB(a)	5.00%	07/01/2034	50	51,379
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(i)	5.25%	07/01/2027	6,425	7,281,921
Series 2007, RB (INS - NATL)(i)	5.25%	07/01/2028	3,765	4,321,869
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	100	110,728
Series 2016 A, Ref. RB	5.00%	07/01/2041	765	903,633
Series 2020, RB	4.00%	07/01/2046	2,000	2,317,139
New York (State of) Dormitory Authority (Iona College); Series 2012 A, RB	5.00%	07/01/2032	250	255,385
New York (State of) Dormitory Authority (Long Island University); Series 2012, RB(a)(b)	5.00%	09/01/2022	3,200	3,313,349
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2034	415	505,743
Series 2018 A, Ref. RB	5.00%	08/01/2035	480	584,236
Series 2020 A, Ref. RB	4.00%	09/01/2050	700	796,806
New York (State of) Dormitory Authority (New School (The));
Series 2011, Ref. RB	5.00%	07/01/2031	775	777,681
Series 2015, Ref. RB(a)(b)	5.00%	07/01/2025	30	34,748
Series 2015, Ref. RB	5.00%	07/01/2040	370	422,389
Series 2016 A, Ref. RB	5.00%	07/01/2035	1,855	2,227,266
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,915	2,296,431
Series 2016 A, Ref. RB	5.00%	07/01/2037	1,265	1,514,854
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	708,775
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	7,903,922
New York (State of) Dormitory Authority (New York University);
Series 2015 A, Ref. RB	5.00%	07/01/2045	1,110	1,264,444
Series 2016, RB	5.00%	07/01/2035	5,000	5,917,870
Series 2019 A, RB	5.00%	07/01/2042	740	939,408
Series 2019 A, RB	5.00%	07/01/2049	4,460	5,612,071
Series 2021 A, Ref. RB	3.00%	07/01/2041	1,215	1,326,240
Series 2021 A, Ref. RB	4.00%	07/01/2046	1,150	1,373,217
Series 2021 A, Ref. RB	5.00%	07/01/2051	2,750	3,568,068
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009, RB	5.00%	05/01/2039	$ 1,000	$ 1,018,187
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2028	645	717,681
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	5.00%	12/01/2029	600	722,074
Series 2017, Ref. RB(e)	5.00%	12/01/2030	400	479,622
Series 2017, Ref. RB(e)	5.00%	12/01/2032	300	358,291
Series 2017, Ref. RB(e)	5.00%	12/01/2033	300	357,902
Series 2017, Ref. RB(e)	5.00%	12/01/2035	300	356,739
Series 2017, Ref. RB(e)	5.00%	12/01/2036	200	237,592
Series 2017, Ref. RB(e)	5.00%	12/01/2037	200	237,239
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(k)	5.00%	11/01/2026	325	331,479
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	587,690
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	830	962,332
Series 2019 A, RB	5.00%	07/01/2049	800	991,068
New York (State of) Dormitory Authority (Rockefeller University); Series 2019 C, Ref. RB	4.00%	07/01/2049	3,150	3,717,993
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	1,800	2,271,878
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(a)(b)	5.00%	07/01/2022	200	205,576
Series 2012 A, RB(a)(b)	5.00%	07/01/2022	50	51,394
Series 2012, RB(a)(b)	5.00%	07/01/2022	5	5,139
Series 2012, RB	5.00%	07/01/2030	1,015	1,038,486
Series 2015 A, Ref. RB	5.00%	07/01/2034	100	113,720
New York (State of) Dormitory Authority (State University Educational Facilities); Series 2012, RB	5.00%	05/15/2030	1,000	1,021,781
New York (State of) Dormitory Authority (State University of New York); Series 2019 A, RB	4.00%	07/01/2049	850	975,662
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(e)	5.50%	12/01/2047	3,030	2,854,012
Series 2017 A-2, RB(e)	5.38%	09/01/2050	4,800	4,754,775
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(e)(g)	5.38%	10/01/2042	1,425	1,440,012
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/2038	4,330	4,335,567
Series 2011 A, RB	5.00%	11/01/2031	1,110	1,111,783
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	3,750	4,403,828
Series 2020 A, Ref. RB	4.00%	11/15/2055	3,300	3,857,592
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	233,021
Series 2018 L, Ref. RB	5.00%	01/01/2034	340	416,252
Series 2018 L, Ref. RB	5.00%	01/01/2035	385	470,380
Series 2019 B, RB	4.00%	01/01/2045	10,000	11,550,802
Series 2019 B, RB	4.00%	01/01/2050	12,000	13,782,401
Series 2021 O, Ref. RB	4.00%	01/01/2044	3,280	3,910,691
Series 2021 O, Ref. RB	4.00%	01/01/2047	3,025	3,581,455
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2045	500	590,162
New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,018
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	1,020	1,021,377
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	1,170	1,174,943
Series 2001, RB	5.75%	06/01/2043	15	15,029
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2038	850	863,073
New York Counties Tobacco Trust V; Series 2005 S4B, RB(e)(f)	0.00%	06/01/2060	155,400	7,431,446
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	12,545	13,680,937
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,430	2,798,416
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	1,252,036
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	$ 15,580	$ 22,042,702
Series 2007, RB	5.50%	10/01/2037	5,025	7,477,019
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	4,000	4,698,302
Series 2020 A, RB	4.00%	03/15/2049	5,000	5,842,846
New York State Urban Development Corp. (Bidding Group 3); Series 2021, Ref. RB	4.00%	03/15/2046	5,000	5,974,660
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2037	1,500	1,896,695
Niagara Area Development Corp. (Niagara University);
Series 2012 A, RB(a)(b)	5.00%	05/01/2022	100	101,979
Series 2012 A, RB(a)(b)	5.00%	05/01/2022	150	152,968
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(i)	4.00%	12/01/2038	180	208,836
Series 2019, Ref. RB (INS - AGM)(i)	4.00%	12/01/2049	580	658,598
Onondaga (County of), NY Industrial Development Agency (Salina Free Library); Series 2002 A, RB	5.50%	12/01/2022	55	55,223
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	280	327,436
Series 2017, Ref. RB	5.00%	05/01/2034	200	233,095
Series 2017, Ref. RB	5.00%	05/01/2037	250	289,410
Series 2017, Ref. RB	5.00%	05/01/2040	150	172,646
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2011, RB(a)(b)	5.00%	12/01/2021	2,250	2,250,000
Series 2019, Ref. RB	4.00%	12/01/2041	900	1,069,141
Series 2019, Ref. RB	5.00%	12/01/2043	1,850	2,364,040
Series 2019, Ref. RB	5.00%	12/01/2045	2,650	3,371,961
Series 2019, Ref. RB	4.00%	12/01/2047	1,500	1,765,350
Series 2019, Ref. RB	4.00%	12/01/2049	1,675	1,967,839
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,148,119
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,497,677
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB(a)(b)	5.25%	12/01/2021	535	535,000
Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	740	745,381
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	850	858,664
Series 2001, RB	5.75%	08/15/2043	3,160	3,192,225
Schenectady Metroplex Development Authority; Series 2014 A, RB (INS - AGM)(i)	5.50%	08/01/2033	1,000	1,082,536
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University); Series 2012 A, RB(a)	5.00%	09/01/2041	240	242,800
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	225	235,067
Series 2012, RB	5.00%	07/01/2031	230	240,324
Series 2012, RB	5.00%	07/01/2032	815	851,729
Suffolk (County of), NY Industrial Development Agency; Series 1996, Ref. RB(c)(d)	6.70%	12/31/2021	110	1
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	260	262,822
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(e)	5.35%	11/01/2049	8,220	8,707,682
Series 2016 B-2, RB(e)	5.35%	11/01/2049	1,175	1,244,711
Series 2016 C-2, RB(e)	5.35%	11/01/2049	1,160	1,228,821
Series 2016 D-2, RB(e)	5.35%	11/01/2049	760	805,090
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(d)	5.00%	07/01/2032	330	169,950
Series 2013 A, RB(d)	5.00%	07/01/2038	2,785	1,434,275
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2030	$ 400	$ 417,780
Series 2013 A, Ref. RB	5.00%	11/15/2029	300	319,919
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,464,275
Series 2017 A, RB	5.00%	11/15/2038	300	364,825
Series 2017 A, RB	5.00%	11/15/2047	1,000	1,205,762
Series 2017 B, Ref. RB	5.00%	11/15/2032	875	1,065,865
Series 2017 B, Ref. RB	5.00%	11/15/2033	900	1,095,122
Series 2017 B, Ref. RB	5.00%	11/15/2034	575	699,702
Series 2017 B, Ref. RB	5.00%	11/15/2037	2,500	3,040,850
Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	2,310,561
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,950	2,310,833
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	9,625	12,346,123
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 C, RB	4.00%	11/15/2042	3,500	4,150,392
Series 2019 C, RB	4.00%	11/15/2043	3,500	4,143,127
Series 2020 A, RB	4.00%	11/15/2054	2,900	3,395,804
Series 2020 A, RB	5.00%	11/15/2054	700	887,561
Series 2021 A, RB	5.00%	11/15/2056	2,200	2,802,175
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	8,923,338
Series 2017 A, Ref. RB	5.00%	06/01/2030	3,275	3,938,572
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,957,142
Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,569,514
Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,560,777
Utility Debt Securitization Authority;
Series 2017, RB	5.00%	12/15/2038	8,460	10,495,091
Series 2017, RB	5.00%	12/15/2040	15,000	18,568,557
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	326,428
Series 2014 A, RB	5.00%	11/01/2044	2,303	2,524,813
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(e)	5.00%	06/01/2030	500	505,427
Westchester Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2029	1,000	1,151,112
Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,715,341
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	7,050	7,322,217
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	4.13%	12/01/2041	715	726,524
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	493,919
Series 2019 A, RB	5.00%	10/15/2049	640	740,273
				826,952,978
Puerto Rico–7.12%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		185	186,285
Series 2002, RB	5.50%	05/15/2039		3,455	3,547,467
Series 2002, RB	5.63%	05/15/2043		9,700	9,756,955
Series 2005 A, RB(f)	0.00%	05/15/2050		6,300	1,021,953
Puerto Rico (Commonwealth of);
Series 2007 A, GO Bonds (INS - AGC)(i)	5.00%	07/01/2024		75	75,563
Series 2007 A, GO Bonds(d)	5.13%	07/01/2028		3,120	3,049,800
Series 2007 A, Ref. GO Bonds(d)	5.50%	07/01/2049		485	481,969
Series 2011 E, Ref. GO Bonds(d)	5.63%	07/01/2033		1,500	1,471,875
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024		4,540	4,926,087
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - SGI)(i)	5.00%	07/01/2027		1,000	1,001,400
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(d)	5.00%	07/01/2038	$ 5	$ 2,963
Series 2003 AA-2, Ref. RB(d)	5.30%	07/02/2035	1,000	1,112,500
Series 2003, RB(d)	5.00%	07/03/2028	355	58,575
Series 2005 K, RB(d)	5.00%	07/01/2030	7,405	4,387,462
Series 2007 CC, Ref. RB(d)	5.50%	07/01/2030	2,150	2,391,875
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 1995 A, RB	5.63%	07/01/2022	145	145,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2006, RB	5.00%	03/01/2036	1,100	1,105,500
Series 2012, Ref. RB	5.13%	04/01/2032	130	132,048
Series 2012, Ref. RB	5.38%	04/01/2042	190	193,325
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	100	102,809
Series 2012, Ref. RB	5.00%	10/01/2042	150	152,625
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - FGIC)(i)(l)	5.50%	07/01/2024	725	683,313
Series 2005 A, RB (INS - FGIC)(d)(f)(i)	0.00%	07/01/2030	4,600	2,717,588
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2004 S-1, RB(d)	5.25%	07/01/2029	810	894,038
Series 2009 P, Ref. RB(d)	6.75%	07/01/2036	3,500	4,003,125
Series 2011 S, RB(d)	6.00%	07/01/2041	235	262,025
Puerto Rico Public Finance Corp.; Series 2011 B, RB(d)	5.50%	08/01/2031	4,055	92,251
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	475	519,658
Series 2018 A-1, RB	4.55%	07/01/2040	199	226,052
Series 2018 A-1, RB(f)	0.00%	07/01/2046	9,897	3,309,590
Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,648,979
Series 2018 A-1, RB	5.00%	07/01/2058	6,182	7,097,290
Series 2019 A-2, RB	4.54%	07/01/2053	71	79,550
Series 2019 A-2, RB	4.78%	07/01/2058	953	1,082,005
Series 2019 A-2B, RB	4.55%	07/01/2040	1,898	2,152,491
University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2025	1,000	990,000
Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,947,500
				64,009,491
Guam–0.11%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(i)	5.00%	10/01/2023		210	217,861
Series 2012 A, Ref. RB (INS - AGM)(i)	5.00%	10/01/2024		260	269,696
Series 2012 A, Ref. RB (INS - AGM)(i)	5.00%	10/01/2030		470	486,542
					974,099
Northern Mariana Islands–0.03%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022		245	244,194
Total Municipal Obligations (Cost $850,314,802)					892,180,762
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Shares	Value
Common Stocks & Other Equity Interests–0.43%
New York–0.43%
CMS Liquidating Trust; (Cost $9,920,000)(c)(m)	3,100	$ 3,875,000
TOTAL INVESTMENTS IN SECURITIES(n)–99.72% (Cost $860,234,802)		896,055,762
FLOATING RATE NOTE OBLIGATIONS–(3.01)%
Notes with interest and fee rates ranging from 0.60% to 0.61% at 11/30/2021 and contractual maturities of collateral ranging from 02/15/2042 to 11/15/2057(o)		(27,055,000)
OTHER ASSETS LESS LIABILITIES–3.29%		29,600,320
NET ASSETS–100.00%		$898,601,082
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $26,280,360, which represented 2.92% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $55,043,661, which represented 6.13% of the Fund’s Net Assets.
(f)	Zero coupon bond issued at a discount.
(g)	Restricted security. The aggregate value of these securities at November 30, 2021 was $10,094,138, which represented 1.12% of the Fund’s Net Assets.
(h)	Underlying security related to TOB Trusts entered into by the Fund.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Non-income producing security.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Fund’s investments with a value of $50,411,353 are held by TOB Trusts and serve as collateral for the $27,055,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$891,698,704	$89	$891,698,793
Common Stocks & Other Equity Interests	—	—	3,875,000	3,875,000
Total Investments in Securities	—	891,698,704	3,875,089	895,573,793
Other Investments - Assets
Investments Matured	—	—	0	0
Municipal Obligations	—	481,969	—	481,969
Total Investments	$—	$892,180,673	$3,875,089	$896,055,762
Invesco Rochester® AMT-Free New York Municipal Fund